Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Lessor Lease Description [Line Items]
2022	$ 465,318
2023	417,962
2024	353,546
2025	278,859
2026	198,245
2027 and thereafter	371,097
Total future minimum lease payments receivable	2,085,027
Owned Fleet
Lessor Lease Description [Line Items]
2022	436,644
2023	394,372
2024	332,789
2025	262,636
2026	186,481
2027 and thereafter	358,182
Total future minimum lease payments receivable	1,971,104
Managed Fleet
Lessor Lease Description [Line Items]
2022	28,674
2023	23,590
2024	20,757
2025	16,223
2026	11,764
2027 and thereafter	12,915
Total future minimum lease payments receivable	$ 113,923